Fees Summary	Aug. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,398,000
Previously Paid Amount	0.00
Total Fee Amount	607.36
Total Offset Amount	0.00
Net Fee	607.36
Narrative - Max Aggregate Offering Price	$ 4,398,000
Final Prospectus	true